COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under operating leases

Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of a year at September 30, 2011 are as follows:

Fiscal Year	Amount (in thousands)

2012	$5,979
2013	4,557
2014	2,524
2015	2,343
2016	1,961
Thereafter	6,489

Total	$23,853